Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net income (loss) before income taxes	$ 1,694,840	$ (2,599,357)
Expected income taxes at the statutory rate	$ 425,744	$ (660,757)
Tax rate	25.12%	25.42%
Increase (Decrease) From Tax Effects [Abstract]
Share-based compensation	$ 1,605	$ 1,834
Effect of foreign exchange	(841)	1,017
Effect of change in income tax rates	(65)	10,969
Effect of rate adjustments for foreign jurisdictions	(21,746)	22,375
Effect of change in deferred tax benefit not recognized	(325,295)	444,117
Effect of U.S. tax change	0	19,807
Adjustments and assessments	1,838	245
Income tax expense (recovery)	$ 81,240	$ (160,393)